9. OTHER EXPENSES - Other Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other expenses	$ 6,411	$ 7,254
Computer and Internet
Other expenses	4,060	4,846
Telephone
Other expenses	1,214	1,281
Other Expenses
Other expenses	$ 1,137	$ 1,127